Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	7,266.95
Total Offset Amount	0.00
Net Fee	$ 7,266.95